Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
6
- Employee Benefit Plans

The Company sponsors the IHCC Employee Retirement Plan (the “Pension Plan”), which is a noncontributory defined benefit pension plan that was frozen in
2012
with respect to new benefit accruals. Participants in the plan at the time it was frozen may
still continue to earn vesting credit towards their Pension Plan benefit.

The following table provides information relative to the Company’s Pension Plan.

	December 31,
	2016	2015
Change in projected benefit obligation:
Benefit obligation at beginning of year	$24,691,877	$24,975,342
Service cost	-	-
Interest cost	990,439	890,263
Actuarial (gain) loss	627,361	(5,930)
Benefits paid	(1,320,617)	(1,167,798)
Benefit obligation at end of year	24,989,060	24,691,877

Change in plan assets:
Fair value of plan assets at beginning of year	18,616,501	19,833,900
Actual return on plan assets	1,338,912	(349,601)
Employer contributions	333,000	300,000
Benefits paid	(1,320,617)	(1,167,798)
Fair value of plan assets at end of year	18,967,796	18,616,501

Funded status	(6,021,264)	(6,075,376)
Unrecognized net actuarial loss	8,041,983	8,388,698
Net amount recognized as prepaid benefit cost	$2,020,719	$2,313,322

Accumulated benefit obligation	$24,989,060	$24,691,877

	Year Ended December 31,
	2016	2015
Components of net periodic benefit cost:
Service cost	$-	$-
Interest cost	990,439	890,263
Expected return on plan assets	(1,102,010)	(1,172,278)
Amortization of net (gain) loss	737,174	762,233
Net periodic benefit cost	$625,603	$480,218

The portion of the accrued pension liability included in accumulated other comprehensive income at
December
31,
2016
is
$8,041,983,
which has been recorded net of related tax of
$2,734,274.
The portion of the accrued pension liability included in accumulated other comprehensive income at
December
31,
2015
is
$8,388,698,
which has been recorded net of related tax of
$2,852,157.
These amounts are solely the result of unamortized actuarial net losses not yet amortized into income.

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during
2017
is
$676,810.

Actuarial assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2016	2015
Discount rate	3.95%	4.20%
Expected return on plan assets	6.25%	6.25%

The long-term rate of return for plan assets is determined based on an analysis of historical returns on invested assets, anticipated future fixed income, equity investment markets, and diversification needs. Long-term trends are evaluated relative to current market factors such as inflation, interest rates and investment strategies, including risk management, in order to assess the assumptions as applied to the plan.

The Company employs a conservative investment strategy whereby the majority of invested assets are held in appropriate investments for defined benefit pension plans, including a small portion of plan assets held in common stock of the Company. The Company uses an independent third
party to administer its retirement plan. Plan assets are held in a trust account and include a diversified assortment of pooled separate accounts as well as Company common stock. The fair value of the plan assets are as follows:

	December 31,
	2016	2015

Pooled separate accounts	$18,471,796	$18,029,051
Company common stock - 31,000 shares	496,000	587,450

Pooled separate accounts held by the Pension Plan at
December
31,
2016
and
2015
are valued at the net asset value (“NAV”) of units held by the Pension Plan at year end. The NAV is determined by dividing the net assets, at fair value, of the fund by the number of units outstanding on the day of valuation.  Pooled separate accounts are comprised, primarily, of shares of registered investment companies held through subaccounts of a separate account of an insurance company. The NAV as adjusted (for mutual fund dividends, mutual fund splits and administrative maintenance charges and other items) and reported by the insurance company approximates fair value of the investments. The investments are redeemable at the adjusted NAV under agreements with the insurance company.  However, it is possible that the redemption rights may
be restricted or eliminated in the future. Due to the nature of the investments, changes in the market conditions, liquidity requirements, and the economic environment may
significantly affect the NAV of the registered investment companies and, consequently, the fair value of the Pension Plan's investments.

Shares of Company common stock held by the plan at
December
31,
2016
and
2015
are considered Level
2
assets and are valued based on observable inputs, such as quoted prices in markets with limited activity. Dividends of
$6,510
and
$6,510
were paid to the plan in both
2016
and
2015
on the Company common stock. The plan made no purchases or sales of Company common stock during
2016
or
2015.

A summary of the allocation of plan assets by investment type is as follows:

	December 31,
	2016	2015
Fixed income pooled separate accounts	64%	68%
Equity pooled separate accounts	33%	29%
Company common stock	3%	3%

The Company expects to contribute approximately
$360,000
to its pension plan in
2017.

The following estimated future benefit payments are expected to be paid:

Pension Benefits

2017	$2,550,000
2018	1,450,000
2019	1,440,000
2020	1,780,000
2021	1,790,000
2022-2026	8,430,000

The Company sponsors a
401(k)
defined contribution plan known as the IHCC Retirement Savings Plan and Trust (the “Old
401(k)
Plan”), which was frozen in
2012
relative to allowable new contributions. The only remaining investments held within the Old
401(k)
Plan consist of Company stock. Upon distribution of the Company stock by the Old
401(k)
Plan, the participant has the right to hold the stock, sell the stock on the open market, subject to a right of first
refusal in favor of the Company, or sell the stock back to the Company under an elective put option at its then fair market value as determined by an independent appraiser.  Under the put option, the Company has the right to purchase the stock in substantially equal annual installments over a period not exceeding five
years.

The Company also sponsors a traditional
401(k)
retirement plan, the IHCC
401(k)
Retirement Plan (the “Retirement Plan”). Employees are eligible to participate in the Retirement Plan on the first
day of employment. Under the Retirement Plan, the Company matches employee contributions dollar for dollar up to
4%
of employee compensation deferrals. Employees who have met certain employment criteria may
also be eligible to receive an additional allocation after the end of each plan year.

Information relative to the assets within both the Old
401(k)
Plan and the Retirement Plan, along with employer contributions expensed and dividends paid on Company stock, are as follows:

	December 31,
	2016	2015

Old 401(k) Plan
Company common stock:
Shares held	265,294	276,590
Fair value	$4,244,701	$5,241,377

Retirement Plan
Mutual funds - fair value	$3,671,794	$2,979,588

	Year Ended December 31,
	2016	2015

Old 401(k) Plan
Employer contributions	$-	$-
Dividends on Company stock	58,084	61,838

Retirement Plan
Employer contributions	$457,815	$453,576

In addition, the Company sponsors a deferred compensation plan for selected executive officers. Information relative to the assets within the deferred compensation plan, along with employer contributions expensed and dividends paid on Company stock, are as follows:

	December 31,
	2016	2015

Company common stock:
Shares held	30,100	27,350
Fair value	$481,608	$518,292
Mutual funds - fair value	157,436	80,666
Cash and cash equivalents	6,471	6,227

	Year Ended December 31,
	2016	2015

Employer contributions	$55,970	$50,263
Dividends on Company stock	5,744	4,340